Capital Trust Securities	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Capital Trust Securities
NOTE 20:

CAPITAL TRUST SECURITIES
The Bank issued innovative capital securities through Trust IV.
TD CAPITAL TRUST IV NOTES – SERIES 1 TO 3
On January 26, 2009, Trust IV issued TD CaTS IV – 1 due June 30, 2108 and TD CaTS IV – 2 due June 30, 2108 and on September 15, 2009, issued
TD
 CaTS IV – 3 due June 30, 2108 (collectively, TD CaTS IV Notes). The proceeds from the issuances were invested in bank deposit notes. On June 30, 2019, Trust IV redeemed all of the outstanding TD CaTS IV – 1. On June 30, 2021, Trust IV redeemed all of the outstanding TD CaTS IV – 3. On November 1, 2021, Trust IV redeemed all of the outstanding TD CaTS IV – 2. The Bank does not consolidate Trust IV because it does not absorb significant returns of Trust IV as it is ultimately exposed only to its own credit risk. Therefore, TD CaTS IV Notes are not reported on the Bank’s Consolidated Balance Sheet, but the deposit notes issued to Trust IV are reported in Deposits on the Consolidated Balance Sheet. Refer to Notes 10 and 17 for further details.

Capital Trust Securities
(millions of Canadian dollars, except as noted)	As at
					Redemption date
	Thousands of units	Distribution/Interest payment dates	Annual yield		At the option of the issuer	October 31 2021	October 31 2020
TD CaTS IV Notes issued by Trust IV
TD Capital Trust IV Notes – Series 2	450	June 30, Dec. 31	10.000	% 1	June 30, 2014	450	450

TD Capital Trust IV Notes – Series 3	750	June 30, Dec. 31	6.631%		Dec. 31, 2014	–	750
	1,200					$450	$1,200

1
From and including January 26, 2009, to but excluding June 30, 2039. Starting on June 30, 2039, and on every fifth anniversary thereafter, the interest rate will reset to equal the then
5-year
Government of Canada yield plus 9.735%.